CONDENSED CONSOLIDATED BALANCE SHEETS (Unaudited) - Q2 - USD ($)	Jun. 30, 2016	Dec. 31, 2015	Jun. 30, 2015	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
ASSETS
Cash and cash equivalents	$ 78,022,356	$ 112,711,028	$ 115,656,150	$ 99,713,929	$ 91,309,754	$ 32,017,490
Accounts receivable	34,488,734	3,676,730		491,632
Inventory	28,931,893	12,447,088		19,044,477
Prepaid expense and other assets, current	2,124,292	623,983		898,705
Total current assets	143,567,275	129,458,829		124,148,743
Property, plant and equipment, net	372,779	449,825		831,936
Deferred costs	56,188,604	52,936,428		32,860,874
Goodwill	898,334	898,334		898,334
Other assets	641,564	1,989,520		1,989,520
Total assets	201,668,556	185,732,936		160,729,407
LIABILITIES AND STOCKHOLDERS' EQUITY
Accounts payable	9,916,911	3,944,476		3,384,310
Accrued expenses and other current liabilities	3,310,723	3,388,608		2,085,995
Loss Contingency, Accrual, Current	203,654,855	0
Total current liabilities	216,882,489	7,333,084		7,460,253
Deferred revenue	288,293,407	255,258,371		81,799
Deferred income tax liability	277,088	265,643		244,540
Other liabilities	290,104	332,218		405,325
Liabilities subject to compromise	0	206,972,170		399,039,967
Total liabilities	505,743,088	470,161,486		407,231,884
Stockholders' equity
Common stock ($.0001 par value, 600,000,000 shares authorized, 54,284,296 and 54,114,296 issued and outstanding at June 30, 2016, and December 31, 2015, respectively)	5,411	5,411		5,351
Additional paid-in capital	177,376,807	177,008,371		175,483,180
Accumulated deficit	(481,456,750)	(461,442,332)		(421,991,008)
Total stockholders' equity	(304,074,532)	(284,428,550)		(246,502,477)	$ 16,975,468	$ 28,243,002
Total liabilities and stockholders' equity	$ 201,668,556	$ 185,732,936		$ 160,729,407